                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

DESCRIPTION                                                                                          SHARES                  VALUE
CONVERTIBLE PREFERRED STOCKS 5.2%
ADVERTISING 0.0%
          Interpublic Group Cos., Inc.                                                               44,700            $   1,856,391
                                                                                                                       -------------

AEROSPACE & DEFENSE 0.2%
          Coltec Capital Trust-TIDES                                                                400,000               18,116,000
                                                                                                                       -------------

AIRLINES 0.0%
          Continental Airlines Fin Trust II                                                         150,000                3,056,250
                                                                                                                       -------------

BROADCASTING & CABLE TV 0.2%
          Sinclair Broadcast Group, Inc.                                                            424,700               17,085,681
                                                                                                                       -------------

DIVERSIFIED CHEMICALS 0.0%
          Hercules Trust II                                                                          69,970                5,492,645
                                                                                                                       -------------

GAS UTILITIES 0.2%
          El Paso Energy Capital Trust I                                                            750,000               26,025,000
                                                                                                                       -------------

HEALTH CARE DISTRIBUTORS 0.4%
          McKesson Financing Trust                                                                  350,000               17,106,250
          Omnicare, Inc.                                                                            599,800               28,490,500
                                                                                                                       -------------
                                                                                                                          45,596,750
                                                                                                                       -------------

HEALTH CARE EQUIPMENT 0.6%
          Baxter International                                                                    1,203,500               64,688,125
                                                                                                                       -------------

HOUSEWARES & SPECIALTIES 0.2%
          Newell Financial Trust I                                                                  569,600               24,920,000
                                                                                                                       -------------

INTEGRATED ENERGY 0.9%
          Amerada Hess Corp.                                                                      1,290,000              102,967,800
                                                                                                                       -------------

LIFE & HEALTH INSURANCE 0.2%
          Unumprovident Corp.                                                                       629,400               20,493,264
                                                                                                                       -------------

LIFE INSURANCE 0.3%
          Anthem, Inc.                                                                              244,900               24,514,490
          Prudential Financial, Inc.                                                                176,800               12,344,176
                                                                                                                       -------------
                                                                                                                          36,858,666
                                                                                                                       -------------

PAPER PRODUCTS 0.4%
          International Paper Capital Trust                                                         800,000               40,600,000
                                                                                                                       -------------

PHARMACEUTICALS 0.6%
          Schering-Plough Corp.                                                                   1,189,000               63,462,875
                                                                                                                       -------------

PROPERTY & CASUALTY 0.8%

          Chubb Corp.                                                                             1,314,700               36,811,600
          St Paul Cos., Inc.                                                                        440,000               27,002,800
          Travelers Property Casualty Co.                                                           905,200               20,529,936
                                                                                                                       -------------
                                                                                                                          84,344,336
                                                                                                                       -------------

SPECIALTY STORES 0.2%
          United Rentals Trust I                                                                    475,000               18,940,625
                                                                                                                       -------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                       574,504,408
                                                                                                                       -------------

COMMON AND PREFERRED STOCKS 65.1%
ADVERTISING 0.2%
          Interpublic Group Co., Inc. (a)                                                         1,713,000               18,140,670
                                                                                                                       -------------

AEROSPACE & DEFENSE 1.3%
          Northrop Grumman Corp.                                                                  1,474,000               78,608,420
          Raytheon Co.                                                                            1,634,000               62,059,320
                                                                                                                       -------------
                                                                                                                         140,667,740
                                                                                                                       -------------

AUTO PARTS & EQUIPMENT 1.0%
          Magna International, Inc., Class A - (Canada)                                           1,456,330              107,884,926
                                                                                                                       -------------

AUTOMOBILE MANUFACTURERS 1.4%
          Honda Motor Co. Ltd.- ADR (Japan)                                                       6,368,000              155,124,480
                                                                                                                       -------------

BANKING 1.4%
          Citigroup, Inc.                                                                         3,396,000              149,831,520
                                                                                                                       -------------

BROADCASTING & CABLE TV 1.0%
          Clear Channel Communications, Inc.                                                      3,458,000              107,785,860
                                                                                                                       -------------

BROKERAGE 0.2%
          Goldman Sachs Group, Inc.                                                                 205,000               19,114,200
                                                                                                                       -------------

COMPUTER HARDWARE 1.0%
          Hewlett-Packard Co.                                                                     3,209,700               60,181,875
          International Business Machines Corp.                                                     651,000               55,816,740
                                                                                                                       -------------
                                                                                                                         115,998,615
                                                                                                                       -------------

DATA PROCESSING & OUTSOURCING SERVICES 1.7%
          Automatic Data Processing, Inc.                                                         1,744,000               72,062,080
          First Data Corp.                                                                        1,679,000               73,036,500
          SunGard Data Systems, Inc. (a)                                                          2,061,000               48,989,970
                                                                                                                       -------------
                                                                                                                         194,088,550
                                                                                                                       -------------

DEPARTMENT STORES 0.6%
          Kohl's Corp. (a)                                                                        1,365,600               65,808,264
                                                                                                                       -------------

DIVERSIFIED BANKS 0.9%
          Bank of America Corp.                                                                   2,359,000              102,215,470
                                                                                                                       -------------

DIVERSIFIED CAPITAL MARKETS 2.1%
          J.P. Morgan Chase & Co.                                                                 5,929,520              235,579,830
                                                                                                                       -------------

DIVERSIFIED CHEMICALS 2.4%
          Bayer AG - ADR (Germany)                                                                6,356,600              174,361,538
          Dow Chemical Co.                                                                        2,019,350               91,234,233

                                                                                                                       -------------
                                                                                                                         265,595,771
                                                                                                                       -------------

DIVERSIFIED COMMERCIAL SERVICES 0.9%
          Equifax, Inc.                                                                           3,602,300               94,956,628
                                                                                                                       -------------

ELECTRIC UTILITIES 2.9%
          Consolidated Edison, Inc.                                                               1,093,000               45,949,720
          Edison International                                                                    1,472,200               39,028,022
          Entergy Corp.                                                                           1,447,000               87,702,670
          Exelon Corp.                                                                            2,364,800               86,764,512
          FirstEnergy Corp.                                                                       1,641,600               67,436,928
                                                                                                                       -------------
                                                                                                                         326,881,852
                                                                                                                       -------------

ENTERTAINMENT 1.6%
          Time Warner, Inc. (a)                                                                  11,244,000              181,478,160
                                                                                                                       -------------

GENERAL MERCHANDISE STORES 0.8%
          Target Corp.                                                                            1,856,000               83,984,000
                                                                                                                       -------------

GOLD 0.8%
          Newmont Mining Corp.                                                                    2,027,200               92,298,416
                                                                                                                       -------------

HEALTH CARE EQUIPMENT 1.1%
          Bausch & Lomb, Inc.                                                                     1,849,720              122,913,894
                                                                                                                       -------------

HOTELS 1.3%
          Hilton Hotels Corp.                                                                     1,749,600               32,962,464
          Marriott International, Inc., Class A                                                   1,288,000               66,924,480
          Starwood Hotels & Resorts Worldwide, Inc.                                                 924,000               42,892,080
                                                                                                                       -------------
                                                                                                                         142,779,024
                                                                                                                       -------------

HOUSEHOLD PRODUCTS 1.3%
          Kimberly-Clark Corp.                                                                    2,208,000              142,614,720
                                                                                                                       -------------

INDUSTRIAL CONGLOMERATES 1.0%
          General Electric Co.                                                                    3,317,000              111,384,860
                                                                                                                       -------------

INDUSTRIAL MACHINERY 1.1%
          Ingersoll-Rand Co., Class A -                                                             770,160               52,347,775
           (Bermuda)
          Parker Hannifin Corp.                                                                   1,204,000               70,867,440
                                                                                                                       -------------
                                                                                                                         123,215,215
                                                                                                                       -------------

INTEGRATED ENERGY 1.3%
          ConocoPhillips                                                                          1,761,800              145,965,130
                                                                                                                       -------------

INTEGRATED OIL & GAS 5.0%
          BP PLC - ADR (United Kingdom)                                                           4,192,000              241,165,760
          Exxon Mobil Corp.                                                                       3,386,700              163,679,211
          Royal Dutch Petroleum Co. (Netherlands)                                                 2,903,000              149,794,800
                                                                                                                       -------------
                                                                                                                         554,639,771
                                                                                                                       -------------

INTEGRATED TELECOMMUNICATION SERVICES 1.5%
          SBC Communications, Inc.                                                                1,862,000               48,318,900
          Sprint Corp.                                                                            5,883,250              118,429,823

                                                                                                                       -------------
                                                                                                                         166,748,723
                                                                                                                       -------------

INVESTMENT BANKING & BROKERAGE 2.5%
          Lehman Brothers Holdings, Inc.                                                          1,821,960              145,246,651
          Merrill Lynch & Co., Inc.                                                               2,610,200              129,779,144
                                                                                                                       -------------
                                                                                                                         275,025,795
                                                                                                                       -------------

IT CONSULTING & OTHER SERVICES 0.9%
          Accenture, Ltd., Class A (Bermuda) (a)                                                  3,522,900               95,294,445
                                                                                                                       -------------

LIFE & HEALTH INSURANCE 1.5%
          Cigna Corp.                                                                             1,019,000               70,952,970
          Conseco, Inc.                                                                             600,000               14,925,000
          Metlife, Inc.                                                                           2,214,500               85,590,425
                                                                                                                       -------------
                                                                                                                         171,468,395
                                                                                                                       -------------

LIFE INSURANCE 0.8%
          Prudential Financial, Inc.                                                              1,827,706               85,975,290
                                                                                                                       -------------

MOVIES & ENTERTAINMENT 1.2%
          Walt Disney Co.                                                                         5,720,800              129,004,040
                                                                                                                       -------------

MULTI-UTILITIES & UNREGULATED POWER 0.4%
          Williams Cos., Inc.                                                                     3,000,000               40,500,000
                                                                                                                       -------------

OIL & GAS EQUIPMENT & SERVICES 1.9%
          Schlumberger, Ltd. (Netherlands)                                                        3,181,600              214,153,496
                                                                                                                       -------------

OIL & GAS REFINING & MARKETING 0.7%
          Valero Energy Corp.                                                                       970,300               77,827,763
                                                                                                                       -------------

PACKAGED FOODS 1.4%
          Cadbury Schweppes PLC - ADR (United Kingdom)                                            2,478,819               76,620,295
          Kraft Foods, Inc.                                                                       2,405,000               76,286,600
                                                                                                                       -------------
                                                                                                                         152,906,895
                                                                                                                       -------------

PAPER PACKAGING 0.5%
          Temple-Inland, Inc.                                                                       907,500               60,938,625
                                                                                                                       -------------

PHARMACEUTICALS 5.5%
          Bristol-Myers Squibb Co.                                                                9,893,000              234,167,310
          Roche Holdings AG - ADR (Switzerland)                                                   1,348,000              139,258,375
          Sanofi Aventis - ADR (France)                                                             860,000               31,189,190
          Schering-Plough Corp.                                                                   7,364,000              140,357,840
          Wyeth, Inc.                                                                             1,663,000               62,196,200
                                                                                                                       -------------
                                                                                                                         607,168,915
                                                                                                                       -------------

PROPERTY & CASUALTY 3.2%
          Chubb Corp.                                                                             2,319,700              163,028,516
          Hartford Financial Services Group, Inc.                                                 1,797,800              111,337,754
          St. Paul Travelers Cos., Inc.                                                           2,441,457               80,714,568
                                                                                                                       -------------
                                                                                                                         355,080,838
                                                                                                                       -------------

RAILROADS 1.7%
          Norfolk Southern Corp.                                                                  5,054,850              150,331,239
          Union Pacific Corp.                                                                       583,600               34,198,960
                                                                                                                       -------------
                                                                                                                         184,530,199
                                                                                                                       -------------

REGIONAL BANKS 0.5%
          PNC Financial Services Group, Inc.                                                      1,009,000               54,586,900
                                                                                                                       -------------

RESTAURANTS 0.5%
          McDonald's Corp.                                                                        2,018,090               56,567,063
                                                                                                                       -------------

SOFT DRINKS 0.9%
          Coca-Cola Co.                                                                           2,401,000               96,160,050
                                                                                                                       -------------

SYSTEMS SOFTWARE 1.2%
          Computer Associates International, Inc.                                                 2,423,000               63,724,900
          Microsoft Corp.                                                                         2,635,000               72,857,750
                                                                                                                       -------------
                                                                                                                         136,582,650
                                                                                                                       -------------

THRIFTS & MORTGAGE FINANCE 1.6%
          Freddie Mac                                                                             1,761,000              114,887,640
          Sovereign Capital Trust IV                                                              1,389,900               67,583,888
                                                                                                                       -------------
                                                                                                                         182,471,528
                                                                                                                       -------------

TOBACCO 0.5%
          Altria Group, Inc.                                                                      1,129,800               53,145,792
                                                                                                                       -------------

WIRELESS COMMUNICATIONS 0.4%
          Motorola, Inc.                                                                          2,225,000               40,139,000
                                                                                                                       -------------

WIRELINE COMMUNICATIONS 1.5%
          AT&T Wireless Services, Inc. (a)                                                        3,853,000               56,947,340
          Verizon Communications, Inc.                                                            2,812,112              110,740,971
                                                                                                                       -------------
                                                                                                                         167,688,311
                                                                                                                       -------------

TOTAL COMMON AND PREFERRED STOCKS                                                                                      7,204,912,279
                                                                                                                       -------------

PAR
AMOUNT
(000)            DESCRIPTION                                                    COUPON        MATURITY                  VALUE
                 CORPORATE BONDS 5.6%
                 AEROSPACE & DEFENSE 0.4%
      $ 20,000   L-3 Communications Holdings, Inc.                               4.400%       09/15/11                    25,075,000
         2,778   Lockheed Martin Corp.                                           7.700        06/15/08                     3,163,634
         5,535   Northrop Grumman Corp.                                          7.125        02/15/11                     6,370,558
         7,470   Raytheon Co.                                                    4.500        11/15/07                     7,718,871
         2,485   Raytheon Co.                                                    6.150        11/01/08                     2,706,401
                                                                                                                     ---------------
                                                                                                                          45,034,464
                                                                                                                     ---------------

                 AUTOMOTIVE 0.4%
         3,730   Daimler Chrysler NA Holding Corp.                               7.750        01/18/11                     4,342,824
         1,905   Daimler Chrysler NA Holding Corp.                               7.300        01/15/12                     2,166,901
         3,120   Ford Motor Credit Co.                                           7.375        10/28/09                     3,421,077
         6,260   Ford Motor Credit Co.                                           7.250        10/25/11                     6,783,586
         1,265   General Motors Acceptance Corp.                                 4.500        07/15/06                     1,285,358
        16,455   General Motors Acceptance Corp.                                 6.875        09/15/11                    17,285,467
         8,135   General Motors Acceptance Corp.                                 8.000        11/01/31                     8,443,382
                                                                                                                     ---------------
                 BANKING 0.5%
                                                                                                                          43,728,595
                                                                                                                     ---------------

         8,940   Bank of America Corp.                                           3.375        02/17/09                     8,803,897
         1,270   Bank of New York Co., Inc.                                      5.200        07/01/07                     1,334,183
           505   Bank One Corp.                                                  6.000        02/17/09                       545,768
         1,355   Citicorp                                                        6.750        08/15/05                     1,404,422
         5,000   Citigroup, Inc.                                                 6.500        01/18/11                     5,616,870
         3,100   Citigroup, Inc.                                                 6.000        02/21/12                     3,414,628
         2,380   Citigroup, Inc.                                                 5.625        08/27/12                     2,547,919
         2,430   FleetBoston Financial Corp                                      7.250        09/15/05                     2,535,275
         2,470   MBNA America Bank NA                                            7.125        11/15/12                     2,799,565
         5,380   MBNA Corp.                                                      6.125        03/01/13                     5,792,845
         9,800   Wachovia Corp.                                                  3.625        02/17/09                     9,733,213
         2,540   Washington Mutual Bank FA                                       5.500        01/15/13                     2,636,352
         3,770   Washington Mutual, Inc.                                         8.250        04/01/10                     4,466,896
                                                                                                                     ---------------
                                                                                                                          51,631,833
                                                                                                                     ---------------

                 BROKERAGE 0.1%
         5,515   Goldman Sachs Group, Inc.                                       6.875        01/15/11                     6,236,136
         1,385   Goldman Sachs Group, Inc.                                       6.600        01/15/12                     1,548,984
         3,300   Goldman Sachs Group, Inc.                                       5.250        10/15/13                     3,328,594
                                                                                                                     ---------------
                                                                                                                          11,113,714
                                                                                                                     ---------------

                 CHEMICALS 0.1%
         2,405   ICI Wilmington, Inc.                                            4.375        12/01/08                     2,434,966
         4,295   Sealed Air Corp., 144A-Private Placement (b)                    5.625        07/15/13                     4,423,485
                                                                                                                     ---------------
                                                                                                                           6,858,451
                                                                                                                     ---------------

                 DIVERSIFIED CAPITAL MARKETS 0.1%
         5,480   J.P. Morgan Chase & Co.                                         6.750        02/01/11                     6,173,341
                                                                                                                     ---------------

                 DIVERSIFIED MANUFACTURING 0.1%
         2,200   Cooper Industries, Inc.                                         5.250        07/01/07                     2,308,709
         3,710   Honeywell International, Inc.                                   6.125        11/01/11                     4,091,458
         1,280   Hutchison Whampoa International Ltd., 144A-Private
                   Placement (Cayman Islands) (b)                                5.450        11/24/10                     1,310,031
         2,035   Hutchison Whampoa International Ltd., 144A-Private
                   Placement (Cayman Islands) (b)                                6.500        02/13/13                     2,147,515
                                                                                                                     ---------------
                                                                                                                           9,857,713
                                                                                                                     ---------------

                 ELECTRIC 0.6%
         3,540   Appalachian Power Co., Ser H                                    5.950        05/15/33                     3,503,251
         4,710   Arizona Public Service Co.                                      5.800        06/30/14                     4,973,449
         3,590   Carolina Power & Light Co.                                      5.125        09/15/13                     3,683,390
         1,440   Cincinnati Gas & Electric Co.                                   5.700        09/15/12                     1,525,308
           970   Cincinnati Gas & Electric Co., Ser A                            5.400        06/15/33                       894,917
         1,010   Cincinnati Gas & Electric Co., Ser B                            5.375        06/15/33                       928,373
         4,290   Columbus Southern Power Co.                                     6.600        03/01/33                     4,709,922
         5,000   Commonwealth Edison Co.                                         8.000        05/15/08                     5,761,340
         2,390   Detroit Edison Co.                                              6.125        10/01/10                     2,623,422
         6,845   Duke Energy Corp.                                               4.500        04/01/10                     6,967,211
         4,205   Duquesne Light Co., Ser O                                       6.700        04/15/12                     4,748,887
         2,285   Entergy Gulf States, Inc.                                       3.600        06/01/08                     2,260,756
         1,330   Indianapolis Power & Light Co., 144A-Private
                   Placement (b)                                                 6.300        07/01/13                     1,417,721
         5,535   Jersey Cent Power & Light Co., 144A-Private
                   Placement (b)                                                 5.625        05/01/16                     5,799,235
           675   Ohio Edison Co.                                                 5.450        05/01/15                       685,051
           610   Ohio Power Co.                                                  6.600        02/15/33                       667,865
         4,485   Pacific Gas & Electric Co.                                      6.050        03/01/34                     4,580,629

         1,255   Public Service Electric & Gas                                   5.000        01/01/13                     1,280,899
         1,500   Public Service Electric & Gas                                   5.375        09/01/13                     1,570,250
           780   South Carolina Electric & Gas                                   5.300        05/15/33                       748,271
           580   Southern CA Edison Co.                                          5.000        01/15/14                       590,998
         2,485   TXU Energy Co.                                                  7.000        03/15/13                     2,810,321
           365   Wisconsin Electric Power                                        5.625        05/15/33                       366,477
                                                                                                                     ---------------
                                                                                                                          63,097,943
                                                                                                                     ---------------

                 ENTERTAINMENT 0.1%
         6,060   Caesar's Entertainment, Inc.                                    7.500        09/01/09                     6,862,950
         1,450   Time Warner, Inc.                                               6.625        05/15/29                     1,499,919
         4,610   Time Warner, Inc.                                               7.625        04/15/31                     5,322,402
         2,675   Time Warner, Inc.                                               7.700        05/01/32                     3,120,168
                                                                                                                     ---------------
                                                                                                                          16,805,439
                                                                                                                     ---------------

                 ENVIRONMENTAL SERVICES 0.0%
         1,855   Waste Management, Inc.                                          7.375        08/01/10                     2,143,798
         3,405   Waste Management, Inc.                                          7.000        07/15/28                     3,779,683
                                                                                                                     ---------------
                                                                                                                           5,923,481
                                                                                                                     ---------------

                 FOOD/BEVERAGE 0.2%
         5,000   ConAgra Foods, Inc.                                             7.500        09/15/05                     5,206,895
         4,680   Kraft Foods, Inc.                                               5.625        11/01/11                     4,950,485
         1,520   Kraft Foods, Inc.                                               6.250        06/01/12                     1,663,186
         2,200   Miller Brewing Co., 144A-Private Placement (b)                  4.250        08/15/08                     2,238,377
         5,000   Pepsi Bottling Group, Inc., Ser B                               7.000        03/01/29                     5,928,655
                                                                                                                     ---------------
                                                                                                                          19,987,598
                                                                                                                     ---------------

                 HEALTHCARE 0.2%
         7,140   Aetna, Inc.                                                     7.375        03/01/06                     7,571,413
         3,015   Aetna, Inc.                                                     7.875        03/01/11                     3,563,368
         2,940   Anthem Insurance, 144A-Private Placement (b)                    9.125        04/01/10                     3,641,590
         4,055   Health Net, Inc.                                                8.375        04/15/11                     5,003,894
                                                                                                                     ---------------
                                                                                                                          19,780,265
                                                                                                                     ---------------

                 HOTELS 0.0%
         1,040   Starwood Hotels & Resorts Worldwide, Inc.                       7.375        05/01/07                     1,125,800
         2,410   Starwood Hotels & Resorts Worldwide, Inc.                       7.875        05/01/12                     2,738,363
                                                                                                                     ---------------
                                                                                                                           3,864,163
                                                                                                                     ---------------

                 INDEPENDENT ENERGY 0.1%
           590   Kerr-McGee Corp.                                                5.875        09/15/06                       618,168
         4,010   Kerr-McGee Corp.                                                6.625        10/15/07                     4,344,217
         2,410   Kerr-McGee Corp.                                                6.875        09/15/11                     2,699,682
                                                                                                                     ---------------
                                                                                                                           7,662,067
                                                                                                                     ---------------

                 INTEGRATED ENERGY 0.4%
         3,130   Amerada Hess Corp.                                              7.875        10/01/29                     3,630,202
         5,277   Conoco Funding Co. (Canada)                                     6.350        10/15/11                     5,893,507
         5,000   ConocoPhillips                                                  8.750        05/25/10                     6,159,225
         1,545   Consumers Energy Co., Ser B                                     5.375        04/15/13                     1,593,022
         5,550   Marathon Oil Corp.                                              5.375        06/01/07                     5,825,102
         5,000   Niagara Mohawk Power Corp., Ser G                               7.750        10/01/08                     5,695,830
         6,275   Occidental Petroleum Corp.                                      8.450        02/15/29                     8,413,966
         1,485   Pemex Project Funding Master Trust                              9.125        10/13/10                     1,770,863
         5,845   Pemex Project Funding Master Trust                              7.375        12/15/14                     6,385,663

         1,485   Pemex Project Funding Master Trust                              8.625        02/01/22                     1,692,158
           365   Petro-Canada (Canada)                                           4.000        07/15/13                       341,423
         1,835   Petro-Canada (Canada)                                           5.350        07/15/33                     1,687,319
                                                                                                                     ---------------
                                                                                                                          49,088,280
                                                                                                                     ---------------

                 LIFE INSURANCE 0.2%
         5,000   American General Corp.                                          7.500        08/11/10                     5,847,270
           775   Equitable Cos., Inc.                                            6.500        04/01/08                       851,391
         1,145   John Hancock Financial Services, Inc.                           5.625        12/01/08                     1,222,875
           730   John Hancock Global Funding II, 144A-Private
                   Placement (b)                                                 7.900        07/02/10                       863,246
         3,155   Nationwide Financial Services, Inc.                             6.250        11/15/11                     3,459,827
         5,125   Prudential Holdings, LLC, 144A-Private
                   Placement (b)                                                 7.245        12/18/23                     6,039,213
                                                                                                                     ---------------
                                                                                                                          18,283,822
                                                                                                                     ---------------

                 LODGING 0.1%
         2,700   Hyatt Equities LLC, 144A-Private Placement (b)                  6.875        06/15/07                     2,882,706
         5,100   Marriott International, Ser E                                   7.000        01/15/08                     5,574,938
                                                                                                                     ---------------
                                                                                                                           8,457,644
                                                                                                                     ---------------

                 MEDIA-CABLE 0.2%
         2,340   Comcast Cable Communications, Inc.                              6.375        01/30/06                     2,437,302
           950   Comcast Cable Communications, Inc.                              6.750        01/30/11                     1,055,112
         5,030   Comcast Corp.                                                   6.500        01/15/15                     5,443,375
        10,000   Cox Communications, Inc.                                        7.250        11/15/15                    10,896,240
           750   TCI Communications, Inc.                                        7.875        02/15/26                       882,763
                                                                                                                     ---------------
                                                                                                                          20,714,792
                                                                                                                     ---------------

                 MEDIA-NONCABLE 0.1%
         2,520   Clear Channel Communications                                    7.650        09/15/10                     2,879,123
         3,095   News America, Inc.                                              7.300        04/30/28                     3,505,666
         5,000   News America, Inc.                                              7.625        11/30/28                     5,861,055
         4,750   WPP Finance Corp., 144A-Private Placement
                   (United Kingdom) (b)                                          5.875        06/15/14                     4,876,697
                                                                                                                     ---------------
                                                                                                                          17,122,541
                                                                                                                     ---------------

                 METALS 0.1%
         3,300   Inco Ltd. (Canada)                                              7.750        05/15/12                     3,893,805
         3,585   Inco Ltd. (Canada)                                              7.200        09/15/32                     4,102,731
                                                                                                                     ---------------
                                                                                                                           7,996,536
                                                                                                                     ---------------

                 NATURAL GAS PIPELINES 0.0%
         1,300   Consolidated Natural Gas Co., Ser A                             5.000        03/01/14                     1,302,453
         2,510   Consolidated Natural Gas Co., Ser C                             6.250        11/01/11                     2,742,634
           420   Texas Eastern Transmission Corp.                                7.000        07/15/32                       474,846
                                                                                                                     ---------------
                                                                                                                           4,519,933
                                                                                                                     ---------------

                 NONCAPTIVE-CONSUMER FINANCE 0.3%
         1,510   American General Finance Corp.                                  4.625        05/15/09                     1,552,057
         6,000   American General Finance Corp.                                  4.625        09/01/10                     6,074,388
         6,305   Countrywide Home Loans, Inc.                                    3.250        05/21/08                     6,205,709
         3,285   Household Finance Corp.                                         6.400        06/17/08                     3,587,305
         2,385   Household Finance Corp.                                         4.125        12/15/08                     2,414,500
         1,340   Household Finance Corp.                                         5.875        02/01/09                     1,445,873
         3,535   Household Finance Corp.                                         6.750        05/15/11                     3,984,221
         1,080   Household Finance Corp.                                         6.375        10/15/11                     1,192,081

         4,835   SLM Corp.                                                       5.000        10/01/13                     4,867,970
                                                                                                                     ---------------
                                                                                                                          31,324,104
                                                                                                                     ---------------

                 NONCAPTIVE-DIVERSIFIED FINANCE 0.1%
         2,585   CIT Group, Inc.                                                 2.875        09/29/06                     2,572,228
         1,805   CIT Group, Inc.                                                 7.375        04/02/07                     1,980,643
         2,925   General Electric Capital Corp.                                  4.250        12/01/10                     2,939,988
         5,600   General Electric Capital Corp.                                  6.750        03/15/32                     6,466,701
                                                                                                                     ---------------
                                                                                                                          13,959,560
                                                                                                                     ---------------

                 OIL FIELD SERVICES 0.0%
         2,880   Nexen, Inc. (Canada)                                            5.050        11/20/13                     2,864,448
           870   Panhandle Eastern Pipe Line Co., Ser B                          2.750        03/15/07                       854,392
                                                                                                                     ---------------
                                                                                                                           3,718,840
                                                                                                                     ---------------

                 PAPER 0.1%
         1,580   International Paper Co.                                         4.250        01/15/09                     1,586,973
           485   International Paper Co.                                         5.850        10/30/12                       513,233
         2,910   Sappi Papier Hldg AG, 144A-Private Placement
                   (Austria) (b)                                                 6.750        06/15/12                     3,197,782
         2,555   Weyerhaeuser Co.                                                6.000        08/01/06                     2,686,613
         5,965   Weyerhaeuser Co.                                                6.750        03/15/12                     6,698,981
                                                                                                                     ---------------
                                                                                                                          14,683,582
                                                                                                                     ---------------

                 PROPERTY & CASUALTY 0.3%
         5,410   AIG Sunamerica Global Financial, 144A-Private
                   Placement (b)                                                 6.300        05/10/11                     5,971,569
         6,285   Farmers Exchange Capital, 144A-Private
                   Placement (b)                                                 7.050        07/15/28                     6,405,207
         2,790   Farmers Insurance Exchange Surplus, 144A-Private
                   Placement (b)                                                 8.625        05/01/24                     3,303,698
         1,120   Hartford Financial Services Group                               2.375        06/01/06                     1,108,184
           700   Hartford Financial Services Group                               7.900        06/15/10                       826,308
         6,330   Mantis Reef Ltd., 144A-Private Placement
                   (Australia) (b)                                               4.692        11/14/08                     6,399,693
         6,045   Marsh & McLennan Cos., Inc.                                     5.375        07/15/14                     6,206,365
         2,085   Nationwide Mutual Insurance Co., 144A-Private
                   Placement (b)                                                 8.250        12/01/31                     2,592,733
                                                                                                                     ---------------
                                                                                                                          32,813,757
                                                                                                                     ---------------

                 RAILROADS 0.1%
         5,000   CSX Corp.                                                       6.750        03/15/11                     5,559,190
         5,000   Union Pacific Corp.                                             6.700        12/01/06                     5,357,595
                                                                                                                     ---------------
                                                                                                                          10,916,785
                                                                                                                     ---------------

                 REAL ESTATE INVESTMENT TRUSTS 0.0%
         1,915   Rouse Co.                                                       3.625        03/15/09                     1,789,770
           655   Rouse Co.                                                       5.375        11/26/13                       625,796
                                                                                                                     ---------------
                                                                                                                           2,415,566
                                                                                                                     ---------------

                 REFINING 0.0%
           880   Ashland, Inc.                                                   7.830        08/15/05                       912,872
         1,280   Enterprise Products Operating L.P., 144A-Private
                   Placement (b)                                                 5.600        10/15/14                     1,292,188
                                                                                                                     ---------------
                                                                                                                           2,205,060
                                                                                                                     ---------------

                 RETAIL 0.2%
           636   CVS Corp., 144A-Private Placement (b)                           6.204        10/10/25                       674,212

         4,922   CVS Corp., 144A-Private Placement (b)                           5.789        01/10/26                     4,994,192
         4,000   Federated Department Stores, Inc.                               6.625        09/01/08                     4,390,444
         2,890   Federated Department Stores, Inc.                               6.300        04/01/09                     3,145,170
         2,230   Lowe's Cos., Inc.                                               6.500        03/15/29                     2,474,696
         2,880   May Department Stores Co.                                       6.700        09/15/28                     2,997,769
         3,295   May Department Stores Co.                                       7.875        03/01/30                     3,948,471
                                                                                                                     ---------------
                                                                                                                          22,624,954
                                                                                                                     ---------------

                 SUPERMARKETS 0.1%
         2,790   Albertson's, Inc.                                               7.500        02/15/11                     3,231,158
         3,700   Kroger Co.                                                      7.250        06/01/09                     4,176,597
                                                                                                                     ---------------
                                                                                                                           7,407,755
                                                                                                                     ---------------

                 TEXTILE 0.0%
         1,355   Mohawk Industries, Inc., Ser D                                  7.200        04/15/12                     1,562,156
                                                                                                                     ---------------

                 TOBACCO 0.1%
         3,925   Altria Group, Inc.                                              7.000        11/04/13                     4,102,076
         2,345   Altria Group, Inc.                                              7.750        01/15/27                     2,483,761
                                                                                                                     ---------------
                                                                                                                           6,585,837
                                                                                                                     ---------------

                 TRANSPORTATION SERVICES 0.0%
         3,000   FedEx Corp.                                                     2.650        04/01/07                     2,952,714
                                                                                                                     ---------------

                 WIRELINE COMMUNICATIONS 0.3%
           535   AT&T Corp.                                                      7.300        11/15/11                       601,206
         3,470   AT&T Corp.                                                      8.750        11/15/31                     3,799,650
         2,315   AT&T Wireless Services, Inc.                                    8.750        03/01/31                     3,048,846
         5,205   Deutsche Telekom Intl Fin (Netherlands)                         8.750        06/15/30                     6,747,809
         2,215   France Telecom SA (France)                                      9.750        03/01/31                     2,945,370
         2,310   Sprint Capital Corp.                                            8.750        03/15/32                     2,940,642
         1,025   Telecom Italia Capital, 144A-Private Placement
                   (Luxembourg) (b)                                              4.000        11/15/08                     1,031,730
         3,000   Verizon Communications, Inc.                                    7.510        04/01/09                     3,408,303
         4,290   Verizon Communications, Inc.                                    6.940        04/15/28                     4,632,162
         3,405   Verizon Global Funding Corp.                                    7.750        12/01/30                     4,090,501
           365   Verizon New England, Inc.                                       6.500        09/15/11                       403,214
                                                                                                                     ---------------
                                                                                                                          33,649,433
                                                                                                                     ---------------

TOTAL CORPORATE BONDS                                                                                                    624,522,718
                                                                                                                     ---------------

                 CONVERTIBLE CORPORATE OBLIGATIONS 7.0%
                 AIRLINES 0.2%
        15,405   American Airlines, Inc. 144A-Private Placement
                   (Convertible into 887,482 common shares) (b)                  4.250        09/23/23                    10,225,069
        20,000   Continental Airlines, Inc. (Convertible into
                   500,000 common shares)                                        4.500        02/01/07                    14,300,000
                                                                                                                     ---------------
                                                                                                                          24,525,069
                                                                                                                     ---------------

                 BIOTECHNOLOGY 0.8%
        70,000   Amgen, Inc. (Convertible into 620,207 common
                   shares)                                                         *          03/01/32                    51,450,000
        35,000   Medimmune, Inc. (Convertible into 513,349 common
                   shares)                                                       1.000        07/15/23                    33,425,000
                                                                                                                     ---------------
                                                                                                                          84,875,000
                                                                                                                     ---------------

                 CHEMICALS 0.0%

         1,968   Millennium Chemicals, Inc. 144A-Private Placement
                   (Convertible into 144,366 common shares) (b)                  4.000        11/15/23                     3,539,940
                                                                                                                     ---------------

                 ELECTRIC 0.4%
        29,774   Reliant Resource, Inc., 144A-Private Placement
                   (Convertible into 3,120,637 common shares) (b)                5.000        08/15/10                    38,445,677
                                                                                                                     ---------------

                 ELECTRIC UTILITIES 0.6%
         1,379   Centerpoint Energy, Inc. (Convertible into 33,735
                   Time Warner, Inc. common shares)                              2.000        09/15/29                    45,504,030
         9,768   PG & E Corp. (Convertible into 647,432 common
                   shares)                                                       9.500        06/30/10                    24,212,430
                                                                                                                     ---------------
                                                                                                                          69,716,460
                                                                                                                     ---------------

                 ELECTRONIC EQUIPMENT MANUFACTURERS 0.4%
        46,000   Advanced Micro Devices, Inc. (Convertible into
                   1,967,494 common shares)                                      4.750        02/01/22                    44,677,500
                                                                                                                     ---------------

                 ELECTRONIC MANUFACTURING SERVICES 0.1%
         5,537   Agilent Technologies, Inc. (Convertible into
                   171,850 common shares)                                        3.000        12/01/21                     5,578,528
                                                                                                                     ---------------

                 FINANCIAL 0.4%
        46,500   American Express 144A-Private Placement
                   (Convertible into 669,939 common shares) (b)                  1.850        12/01/33                    49,290,000
                                                                                                                     ---------------

                 GAS UTILITIES 0.5%
       100,000   El Paso Corp. (Convertible into 478,720 common
                   shares)                                                         *          02/28/21                    51,500,000
                                                                                                                     ---------------

                 HEALTHCARE 0.1%
        14,000   Edwards Lifesciences Corp. (Convertible into
                   256,129 common shares)                                        3.875        05/15/33                    14,350,000
                                                                                                                     ---------------

                 INDEPENDENT ENERGY 0.3%
        50,000   Calpine Corp,. 144A-Private Placement (Convertible
                   into 7,692,310 common shares) (b)                             4.750        11/15/23                    34,062,500
                                                                                                                     ---------------

                 LIFE INSURANCE 0.3%
        38,000   Loews Corp. (Convertible into 584,277 Diamond
                   Offshore Drilling, Inc. common shares)                        3.125        09/15/07                    37,382,500
                                                                                                                     ---------------

                 MEDIA-NONCABLE 0.2%
           300   Tribune Co. (Convertible into 4 Time Warner, Inc.
                   common shares)                                                2.000        05/15/29                    27,187,500
                                                                                                                     ---------------

                 OIL & GAS EQUIPMENT & SERVICES 0.5%
        50,000   Halliburton Co. (Convertible into 1,327,915
                   common shares)                                                3.125        07/15/23                    57,187,500
                                                                                                                     ---------------

                 OIL FIELD SERVICES 0.3%
        45,000   Weatherford International, Inc. (Convertible into
                   449,865 common shares) (Bermuda)                                *          06/30/20                    28,856,250
                                                                                                                     ---------------


                 PHARMACEUTICALS 1.2%
        15,000   Alpharma, Inc. (Convertible into 467,144 common
                   shares)                                                       3.000        06/01/06                    18,750,000
        30,000   Enzon Pharmaceuticals, Inc. (Convertible into
                   422,652 common shares)                                        4.500        07/01/08                    28,162,500
        39,739   Teva Pharmaceutical (Convertible into 1,048,514
                   common shares)                                                0.500        02/01/24                    38,397,809
         2,488   Valeant Pharmaceuticals International 144A-Private
                   Placement (Convertible into 78,704 common
                   shares) (b)                                                   4.000        11/15/13                     2,680,820
        40,000   Watson Pharmaceuticals, Inc. (Convertible into
                   998,752 common shares)                                        1.750        03/15/23                    39,900,000
                                                                                                                     ---------------
                                                                                                                         127,891,129
                                                                                                                     ---------------

                 RETAIL 0.1%
        11,710   Penny (JC) Co., Inc. (Convertible into 410,877
                   common shares)                                                5.000        10/15/08                    14,549,675
                                                                                                                     ---------------

                 SEMICONDUCTOR EQUIPMENT 0.1%
         9,825   Teradyne, Inc. (Convertible into 377,884 common
                   shares)                                                       3.750        10/15/06                     9,837,281
                                                                                                                     ---------------

                 TELECOMMUNICATIONS 0.5%
        57,236   Nortel Networks Corp. (Convertible into 5,723,600
                   common shares) (Canada)                                       4.250        09/01/08                    55,518,920
                                                                                                                     ---------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS                                                                                  778,971,429
                                                                                                                     ---------------

                 GOVERNMENT OBLIGATIONS 10.3%
        11,490   United Mexican States (Mexico)                                  8.375        01/14/11                    13,500,750
         3,155   United Mexican States (Mexico)                                  8.000        09/24/22                     3,565,150
         5,050   United Mexican States (Mexico)                                  8.300        08/15/31                     5,757,000
        28,000   United States Treasury Bonds                                    9.375        02/15/06                    30,657,816
        28,000   United States Treasury Bonds                                    9.000        11/15/18                    40,760,804
        23,665   United States Treasury Bonds                                    8.750        08/15/20                    34,311,481
        39,000   United States Treasury Bonds                                    8.125        08/15/21                    54,100,332
        20,000   United States Treasury Bonds                                    7.625        02/15/25                    27,034,380
        10,000   United States Treasury Bonds                                    5.500        08/15/28                    10,752,740
        24,500   United States Treasury Bonds                                    6.125        08/15/29                    28,560,704
        15,000   United States Treasury Bonds                                    6.250        05/15/30                    17,807,820
        70,000   United States Treasury Bonds (STRIPS)                           0.000        08/15/25                    23,780,680
       292,000   United States Treasury Notes                                    1.875        01/31/06                   290,357,792
        55,000   United States Treasury Notes                                    3.500        11/15/06                    55,981,860
        30,000   United States Treasury Notes                                    6.625        05/15/07                    32,905,080
        19,000   United States Treasury Notes                                    6.125        08/15/07                    20,709,259
       114,000   United States Treasury Notes                                    4.750        11/15/08                   120,875,682
        55,000   United States Treasury Notes                                    6.500        02/15/10                    63,125,425
        37,340   United States Treasury Notes                                    5.750        08/15/10                    41,638,506
       193,800   United States Treasury Notes                                    3.875        02/15/13                   192,649,409
        79,460   United States Treasury Notes (STRIPS)                           0.000        05/15/25                    27,181,438
                                                                                                                     ---------------

TOTAL GOVERNMENT OBLIGATIONS                                                                                           1,136,014,108
                                                                                                                     ---------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
         6,758   World Financial Properties, 144A-Private
                   Placement (b)                                                 6.910        09/01/13                     7,540,263
         3,208   World Financial Properties, 144A-Private
                   Placement (b)                                                 6.950        09/01/13                     3,587,909
                                                                                                                     ---------------


TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                 11,128,172
                                                                                                                     ---------------

                 ASSET BACKED SECURITIES 1.0%
         1,461   America West Airlines, Inc.                                     7.100        04/02/21                     1,568,985
        12,500   BMW Vehicle Owner Trust                                         2.670        03/25/08                    12,485,915
         8,600   Chase Manhattan Auto Owner Trust                                2.830        09/15/10                     8,508,628
         6,500   CIT Equipment                                                   3.500        09/20/08                     6,505,319
         3,419   Continental AirIines, Inc.                                      6.545        02/02/19                     3,301,883
           947   Continental AirIines, Inc.                                      6.648        09/15/17                       887,320
         1,805   Continental AirIines, Inc.                                      6.900        01/02/18                     1,739,038
         9,500   Daimler Chrysler Auto Trust                                     2.860        03/09/09                     9,466,826
         8,800   Harley Davidson Motorcycle Trust                                3.560        02/15/12                     8,889,001
         9,500   Honda Auto Receivables Owner Trust                              3.060        10/21/09                     9,472,482
        13,500   MBNA Credit Card Master Note Trust                              2.700        04/16/07                    13,368,698
         2,815   Ras Laffan Natural Gas Co., 144A-Private
                   Placement (Qatar) (b)                                         8.294        03/15/14                     3,327,927
         2,315   Southwest Airlines Co.                                          5.496        11/01/06                     2,395,167
         9,900   TXU Electric Delivery Transition Bond Company LLC               4.810        11/15/12                    10,230,201
         5,100   USAA Auto Owner Trust                                           3.030        06/16/08                     5,117,060
         9,500   World Omni Auto Receivables Trust                               3.290        11/12/08                     9,480,908
                                                                                                                     ---------------

TOTAL ASSET BACKED SECURITIES                                                                                            106,745,358
                                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS 94.3%
   (Cost $9,316,940,590)                                                                                              10,436,798,472
                                                                                                                     ---------------

SHORT-TERM INVESTMENTS 5.0%
REPURCHASE AGREEMENT 5.0%
                 UBS Securities LLC ($548,063,000 par
                   collateralized by U.S. Government obligations in
                   a pooled cash account, interest rate of 1.73%,
                   dated 09/30/04, to be sold on 10/01/04 at
                   $548,089,337)                                                                                         548,063,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.0%
                 United States Treasury Bills ($4,000,000  par,
                   yielding 1.973%, 03/24/05 maturity) (c)                                                                 3,961,856
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $552,026,360)                                                                                                   552,024,856
                                                                                                                     ---------------

TOTAL INVESTMENTS 99.3%
   (Cost $9,868,966,950)                                                                                              10,988,823,328

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%                                                                                77,428,570
                                                                                                                     ---------------

NET ASSETS 100.0%                                                                                                    $11,066,251,898
                                                                                                                     ===============

         Percentages are calculated as a percentage of net assets.

*        Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR    - American Depositary Receipt

TIDES  - Term Income Deferrable Equity Securities

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Futures contracts outstanding as of September 30, 2004:

                                                                                                             UNREALIZED
                                                                               CONTRACTS              APPRECIATION/DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bond - December 2004 (Current Notional
  Value of $112,219 per contract)                                                      20                    $    45,327

SHORT CONTRACTS:
10-Year U.S. Treasury - December 2004 (Current
  Notional Value of $112,625 per contract)                                         (1,282)                   (1,989,330)
5-Year U.S. Treasury - December 2004 (Current
  Notional Value of $110,750 per contract)                                         (2,328)                   (2,516,232)
                                                                              -----------                   -----------
                                                                                   (3,590)                  ($4,460,235)

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004